Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives

Depreciation is determined using the straight line method over the estimated useful lives of the assets as follows:

Office equipment and furniture & fixtures	5 years
Computer equipment and software	3 years
Buildings	30 years
Leasehold improvements	3 years
Rental clocks	5 years
Vehicles	3 years